Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio	Apr. 29, 2024
VIP Health Care Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.26%
Past 5 years	9.75%
Past 10 years	10.52%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1513
Average Annual Return:
Past 1 year	2.56%
Past 5 years	11.04%
Past 10 years	11.10%